DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Details) $ in Millions, ₫ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Refundable deposit liabilities	₫ 1,143.1		₫ 329.7				$ 47.1	$ 13.8
Non-refundable down-payment of contract liabilities	899.5		858.2				$ 37.1	$ 36.0
Revenue recognized from contract liabilities	₫ 546.5	$ 22.5	₫ 2,717.1	$ 113.8	₫ 1,009.0	₫ 1,069.0